Group assets and liabilities	12 Months Ended
Dec. 31, 2023
Group assets and liabilities
Group assets and liabilities

C1  Group assets and liabilities

C1.1 Group investments by business type

The analysis below is structured to show the investments of the Group's subsidiaries by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business.

Debt securities are analysed below according to the issuing government for sovereign debt and to credit ratings for the rest of the securities. The Group uses the middle of the Standard & Poor’s, Moody’s and Fitch ratings, where available. Where ratings are not available from these rating agencies, local external rating agencies’ ratings and lastly internal ratings have been used. Securities with none of the ratings listed above are classified as unrated and included under the ‘below BBB- and unrated’ category. The total securities (excluding sovereign debt) that were unrated at 31 December 2023 were $1,181 million (31 December 2022: $1,152 million). Additionally, government debt is shown separately from the rating breakdowns in order to provide a more focused view of the credit portfolio.

In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to BBB- ratings. Financial assets which fall outside this range are classified as below BBB-.

The following table classifies assets into those that primarily back the Group’s participating funds that are measured under the variable fee approach, those backing unit-linked funds, other investments held within the insurance entities, Eastspring’s investments and those that are unallocated to a segment (principally centrally held investments).

In terms of the investments held by the insurance businesses, those within funds with policyholder participation and those within unit-linked funds represent underlying items. The gains or losses on these investments will be offset by movements in policyholder liabilities and therefore adjusted operating profit reflects the actual investment return on these assets. The exception is for investments backing the shareholders’ 10 per cent share of the estate within the Hong Kong with-profits fund. Changes in the value of these investments, including those driven by market movements, pass through the income statement with no liability offset. Consequently adjusted operating profit recognises investment return on a longer-term basis for these assets.

In terms of other assets held within the insurance entities, these largely comprise assets backing IFRS shareholders’ equity or are non-underlying items backing GMM liabilities and therefore the returns on these other investments are recognised in adjusted operating profit at a longer-term rate.

	31 Dec 2023 $m
	Asia and Africa
	Insurance
	Funds with
	policyholder	Unit-linked				Unallocated	Group
	participation	funds	Other	Eastspring	Total	to a segment	total
	note (i)
Debt securities
Sovereign debt
Indonesia	393	611	525	—	1,529	—	1,529
Singapore	3,006	607	929	—	4,542	—	4,542
Thailand	2	4	1,957	—	1,963	—	1,963
United Kingdom	—	5	87	—	92	—	92
United States	23,552	84	2,351	—	25,987	—	25,987
Vietnam	3,143	30	173	—	3,346	—	3,346
Other (predominantly Asia)	4,375	664	1,732	28	6,799	—	6,799
Subtotal	34,471	2,005	7,754	28	44,258	—	44,258
Other government bonds
AAA	1,533	94	119	—	1,746	—	1,746
AA+ to AA-	120	17	29	—	166	—	166
A+ to A-	689	95	239	—	1,023	—	1,023
BBB+ to BBB-	271	57	56	—	384	—	384
Below BBB- and unrated	502	11	63	2	578	—	578
Subtotal	3,115	274	506	2	3,897	—	3,897
Corporate bonds
AAA	1,214	147	243	—	1,604	—	1,604
AA+ to AA-	2,716	440	934	—	4,090	—	4,090
A+ to A-	10,918	460	2,179	—	13,557	1	13,558
BBB+ to BBB-	9,466	714	2,055	—	12,235	1	12,236
Below BBB- and unrated	2,280	500	356	—	3,136	—	3,136
Subtotal	26,594	2,261	5,767	—	34,622	2	34,624
Asset-backed securities
AAA	174	2	54	—	230	—	230
AA+ to AA-	6	—	2	—	8	—	8
A+ to A-	30	—	7	—	37	—	37
BBB+ to BBB-	7	—	2	—	9	—	9
Below BBB- and unrated	—	1	—	—	1	—	1
Subtotal	217	3	65	—	285	—	285
Total debt securities notes (ii)(iv)	64,397	4,543	14,092	30	83,062	2	83,064
Loans
Mortgage loans	65	—	83	—	148	—	148
Other loans	430	—	—	—	430	—	430
Total loans	495	—	83	—	578	—	578
Equity securities and holdings in collective investment schemes
Direct equities	18,711	12,075	182	128	31,096	—	31,096
Collective investment schemes	24,529	7,546	1,580	2	33,657	—	33,657
Total equity securities and holdings in collective investment schemes	43,240	19,621	1,762	130	64,753	—	64,753
Other financial investments note (iii)	2,893	396	1,707	101	5,097	2,628	7,725
Total financial investments note (v)	111,025	24,560	17,644	261	153,490	2,630	156,120
Investment properties	—	—	39	—	39	—	39
Cash and cash equivalents	1,054	647	1,287	173	3,161	1,590	4,751
Total investments	112,079	25,207	18,970	434	156,690	4,220	160,910

	31 Dec 2022 $m
	Asia and Africa
	Insurance
	Funds with
	policyholder	Unit-linked				Unallocated	Group
	participation	funds	Other	Eastspring	Total	to a segment	total
	note (i)
Debt securities
Sovereign debt
Indonesia	565	589	400	3	1,557	—	1,557
Singapore	3,240	507	917	67	4,731	—	4,731
Thailand	—	—	1,456	—	1,456	—	1,456
United Kingdom	—	4	—	—	4	—	4
United States	21,580	54	257	—	21,891	—	21,891
Vietnam	2,263	12	135	—	2,410	—	2,410
Other (predominantly Asia)	3,663	646	1,666	27	6,002	—	6,002
Subtotal	31,311	1,812	4,831	97	38,051	—	38,051
Other government bonds
AAA	1,480	85	108	—	1,673	—	1,673
AA+ to AA-	112	21	20	—	153	—	153
A+ to A-	765	139	233	—	1,137	—	1,137
BBB+ to BBB-	327	77	99	—	503	—	503
Below BBB- and unrated	483	22	67	—	572	—	572
Subtotal	3,167	344	527	—	4,038	—	4,038
Corporate bonds
AAA	1,094	181	268	—	1,543	—	1,543
AA+ to AA-	2,356	385	1,151	—	3,892	—	3,892
A+ to A-	9,233	524	2,345	—	12,102	—	12,102
BBB+ to BBB-	9,515	1,325	2,344	1	13,185	—	13,185
Below BBB- and unrated	2,918	444	454	—	3,816	—	3,816
Subtotal	25,116	2,859	6,562	1	34,538	—	34,538
Asset-backed securities
AAA	228	5	85	—	318	—	318
AA+ to AA-	7	1	2	—	10	—	10
A+ to A-	25	—	9	—	34	—	34
BBB+ to BBB-	17	—	6	—	23	—	23
Below BBB- and unrated	2	1	1	—	4	—	4
Subtotal	279	7	103	—	389	—	389
Total debt securities notes (ii)(iv)	59,873	5,022	12,023	98	77,016	—	77,016
Loans
Mortgage loans	92	—	48	—	140	—	140
Other loans	450	—	—	—	450	—	450
Total loans	542	—	48	—	590	—	590
Equity securities and holdings in collective investment schemes
Direct equities	15,000	11,379	202	61	26,642	266	26,908
Collective investment schemes	22,015	6,760	1,992	2	30,769	2	30,771
Total equity securities and holdings in collective investment schemes	37,015	18,139	2,194	63	57,411	268	57,679
Other financial investments note (iii)	3,010	379	1,599	107	5,095	1,749	6,844
Total financial investments note (v)	100,440	23,540	15,864	268	140,112	2,017	142,129
Investment properties	—	—	37	—	37	—	37
Cash and cash equivalents	1,563	749	1,266	127	3,705	1,809	5,514
Total investments	102,003	24,289	17,167	395	143,854	3,826	147,680

Notes

(i)

Funds with policyholder participation represent investments held to support insurance products where policyholders participate in the returns of a specified pool of investments (excluding unit-linked policies) that are measured using the variable fee approach.

(ii)	Of the Group’s debt securities, the following amounts were held by the consolidated investment funds:

	31 Dec 2023 $m	31 Dec 2022 $m
Debt securities held by the consolidated investment funds	11,116	11,899

(iii)	Other financial investments comprise derivative assets and deposits.
(iv)

The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor’s, Moody’s and Fitch Solutions and their respective affiliates and suppliers (‘Content Providers’) is referred to here as the ‘Content’. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.

(v)

Of the total financial investments of $156,120 million as at 31 December 2023 (31 December 2022: $142,129 million), $80,022 million (31 December 2022: $68,949 million) are expected to be recovered within one year, including equity securities and holdings in collective investment schemes.

C1.2 Other assets and liabilities

(a)   Accrued investment income and other debtors

	31 Dec 2023 $m	31 Dec 2022 $m
Interest receivable	871	806
Other accrued income	132	177
Total accrued investment income	1,003	983
Other debtors	1,161	968
Total accrued investment income and other debtors	2,164	1,951
Analysed as:
Expected to be settled within one year	2,048	1,882
Expected to be settled beyond one year	116	69
Total accrued investment income and other debtors	2,164	1,951

(b)   Accruals, deferred income and other creditors

Accruals, deferred income and other creditors are analysed as follows (detailed maturity analysis is provided in note C2.3):

	31 Dec 2023 $m	31 Dec 2022 $m
Accruals and deferred income	244	200
Interest payable	35	59
Other creditors	3,756	2,607
Total accruals, deferred income and other creditors	4,035	2,866

C1.3 Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2023 $m	31 Dec 2022 $m
Cash	1,964	1,878
Cash equivalents	2,787	3,636
Total cash and cash equivalents	4,751	5,514
Analysed as:
Held by the Group's holding and non-regulated entities and available for general use	1,590	1,809
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	3,161	3,705
Total cash and cash equivalents	4,751	5,514

The Group’s cash and cash equivalents are held in the following currencies as at 31 December 2023: USD 42 per cent, MYR 14 per cent, GBP 5 per cent, HKD 6 per cent, SGD 8 per cent, and other currencies 25 per cent (31 December 2022: USD 45 per cent, MYR 14 per cent, GBP 11 per cent, HKD 5 per cent, SGD 5 per cent and other currencies 20 per cent).

C1.4 Provisions

An analysis of movement in total provisions held is shown below:

	2023 $m	2022 $m
Balance at 1 Jan	206	234
Charge (credit) to income statement:
Additional provisions	198	153
Unused amounts released	(10)	(19)
Utilisation during the year	(172)	(154)
Exchange differences	2	(8)
Balance at 31 Dec	224	206

Of the $224 million of provisions at 31 December 2023 (31 December 2022: $206 million), which excludes any amounts attributable to insurance contracts,the Group held $215 million (31 December 2022: $199 million) provisions for staff benefits, which are generally expected to be paid out within the next three years.